Investment Objectives and Goals - Eaton Vance Mutual Funds Trust	Sep. 30, 2025
Eaton Vance Total Return Bond Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is total return.
Eaton Vance AMT-Free Municipal Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income exempt from regular federal income tax.